As filed with the Securities and Exchange Commission on March 31, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21167
NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman California Intermediate Municipal Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments California Intermediate Municipal Fund Inc.
(Unaudited) 1/31/15

Principal Amount		Value†
($000's omitted)		($000's omitted)z

Municipal Notes (165.1%)

California (140.6%)
1,000	Bay Area Toll Au. Toll Bridge Rev., Ser. 2013-S-4, 5.00%, due 4/1/27	1,210
1,500	Bay Area Toll Au. Toll Bridge Rev. (San Francisco Bay Area), Ser. 2012, 5.00%, due 4/1/21	1,841
500	California Ed. Fac. Au. Rev. (Scripps College), Ser. 2007, (National Public Finance Guarantee Corp. Insured), 5.00%, due 11/1/15	517	ß
2,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.88%, due 2/1/17	2,049
1,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.95%, due 8/1/26	1,016
230	California HFA Home Mtge. Rev., Ser. 2007-E, 5.00%, due 2/1/42	238
2,000	California Hlth. Facs. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2005, 5.00%, due 11/15/21	2,076	ß
1,000	California Hlth. Facs. Fin. Au. Rev. (Children's Hosp. Los Angeles), Ser. 2012-A, 5.00%, due 11/15/26	1,139	ß
500	California Infrastructure & Econ. Dev. Bank Rev. (Los Angeles Co. Museum of Natural History Foundation), Ser. 2008-B, (LOC: Wells Fargo Bank N.A.), 0.01%, due 9/1/37	500	µß
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Lease Rev. (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/24	1,173
1,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/44	1,021	#ß
500	California Muni. Fin. Au. Charter Sch. Lease Rev. (Vista Charter Middle Sch. Proj.), Ser. 2014, 5.13%, due 7/1/29	505	#ß
300	California Muni. Fin. Au. Ed. Rev. (American Heritage Ed. Foundation Proj.), Ser. 2006-A, 5.00%, due 6/1/16	303	ß
375	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/25	408	ß
410	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/26	440	ß
455	California Muni. Fin. Au. Rev. (Biola Univ.), Ser. 2013, 4.00%, due 10/1/27	483	ß
1,040	California Muni. Fin. Au. Rev. (Loma Linda Univ.), Ser. 2007, 5.00%, due 4/1/21	1,130	ß
600	California Muni. Fin. Au. Rev. (Southwestern Law Sch.), Ser. 2011, 6.00%, due 11/1/26	714	ß
605	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/27	645	ß
630	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/28	668	ß
330	California Muni. Fin. Au. Rev. (Touro College & Univ. Sys. Obligated Group), Ser. 2014-A, 4.00%, due 1/1/29	349	ß
450	California Sch. Fac. Fin. Au. Rev. (KIPP LA Proj.), Ser. 2014-A, 4.13%, due 7/1/24	471	ß
555	California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. (Wtr. Sys.), Ser. 2012-AN, 5.00%, due 12/1/21	692
2,000	California St. Dept. of Wtr. Res. Supply Rev., Ser. 2010-L, 5.00%, due 5/1/22	2,389
20	California St. G.O., Ser. 2002, 5.00%, due 10/1/17	20
1,500	California St. G.O., Ser. 2012, 5.00%, due 2/1/27	1,799
2,000	California St. Poll. Ctrl. Fin. Au. Wtr. Furnishing Rev., Ser. 2012, 5.00%, due 7/1/27	2,275	ñß
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/20	1,100
1,000	California St. Pub. Works Board Lease Rev. (Dept. of Gen. Svc.) (Cap. East End ), Ser. 2002-A, (AMBAC Insured), 5.25%, due 12/1/16	1,004
600	California St. Sch. Fin. Au. Ed. Facs. Rev. (Partnerships Uplifts Comm. Valley Proj.), Ser. 2014-A, 5.35%, due 8/1/24	671	ß
1,000	California St. Var. Purp. G.O., Ser. 2012, 4.00%, due 9/1/21	1,165
175	California Statewide CDA Cert. of Participation Rev. (The Internext Group), Ser. 1999, 5.38%, due 4/1/17	176	ß
1,000	California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.), Ser. 2005-A, 5.00%, due 3/1/20	1,003	ß
995	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	1,068	ß
720	California Statewide CDA Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/26	862	ß
610	California Statewide CDA Rev. (Lancer Ed. Std. Hsg. Proj.), Ser. 2007, 5.40%, due 6/1/17	632	ß
700	California Statewide CDA Rev. (Redwoods Proj.), Ser. 2013, 5.00%, due 11/15/28	838	ß
1,255	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%, due 11/15/19	1,400	ñß
1,500	California Statewide CDA Rev. (St. Joseph Hlth. Sys.), Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.13%, due 7/1/24	1,710	ß
195	California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007-A, 4.80%, due 7/15/17	204	ß
350	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev., Ser. 2013-A, 5.00%, due 9/1/26	404
560	Corona Norco Unified Sch. Dist. Pub. Fin. Au. Sr. Lien Rev., Ser. 2013-A, 5.00%, due 9/1/27	642
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/21	1,445	ß
2,000	Davis Joint Unified Sch. Dist. Cert. of Participation (Yolo Co.), Ser. 2014, (BAM Insured), 4.00%, due 8/1/24	2,322
1,250	Emeryville Redev. Agcy. Successor Agcy. Tax Allocation Ref. Rev., Ser. 2014-A, (AGM Insured), 5.00%, due 9/1/25	1,557
1,000	Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 6.00%, due 2/1/17	1,101
2,000	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2010, 5.50%, due 12/1/24	2,092
1,000	Imperial Comm. College Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, (AGM Insured), 0.00%, due 8/1/40	1,255	h
1,000	Inglewood Pub. Fin. Au. Ref. Rev., Ser. 2012, 5.00%, due 8/1/18	1,101
1,000	Inglewood Unified Sch. Dist. Facs. Fin. Au. Rev., Ser. 2007, (AGM Insured), 5.25%, due 10/15/26	1,209
150	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/23	160
300	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/24	320
450	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 4.00%, due 9/1/25	472
645	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 3.50%, due 9/1/26	657
690	Irvine Spec. Tax (Comm. Facs. Dist. Number 2005-2), Ser. 2013, 3.63%, due 9/1/27	700
3,100	Irvine Unified Sch. Dist. Spec. Tax (Comm. Facs. Dist. Number 9), Ser. 2014-A, (LOC: U.S Bank), 0.01%, due 9/1/53	3,100	µ
680	Jurupa Pub. Fin. Auth. Spec. Tax Rev., Ser. 2014-A, 5.00%, due 9/1/24	814
315	La Verne Cert. of Participation (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/26	357	ß
500	La Verne Cert. of Participation (Brethren Hillcrest Homes), Ser. 2014, 5.00%, due 5/15/29	559	ß
1,105	Lodi Pub. Fin. Au. Lease Rev., Ser. 2012, 5.25%, due 10/1/26	1,313
720	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	745
3,900	Los Angeles Co. Metro. Trans. Au. Sales Tax Prop. A First Tier Sr. Rev., Ser. 2012-A, 5.00%, due 7/1/21	4,830
2,000	Los Angeles Muni. Imp. Corp. Lease Ref. Rev. (Real Property), Ser. 2012-C, 5.00%, due 3/1/27	2,328
500	Los Angeles Reg. Arpt. Imp. Corp. Lease Rev. (Laxfuel Corp.), Ser. 2012, 4.50%, due 1/1/27	548	ß
1,070	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/19	919
1,000	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	1,112
1,385	Ohlone Comm. College Dist. G.O. (Election 2010), Ser. 2014-B, 0.00%, due 8/1/29	785
1,490	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	1,582
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25	1,708
1,000	Rancho Cucamonga Redev. Agcy. Successor Agcy. Tax Allocation Rev. (Rancho Redev. Proj.), Ser. 2014, (AGM Insured), 5.00%, due 9/1/27	1,219
495	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 4.00%, due 9/1/21	499
600	Riverside Co. Comm. Facs. Dist. Spec. Tax Rev. (Scott Road), Ser. 2013, 5.00%, due 9/1/25	647
1,320	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation), Ser. 2013-B, 0.00%, due 6/1/22	1,025
1,500	Riverside Co. Trans. Commission Toll Rev. Sr. Lien (Cap. Appreciation), Ser. 2013-B, 0.00%, due 6/1/23	1,111
360	Roseville Stone Point Comm. Fac. Dist. Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	362
1,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,250
400	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/26	501
2,600	Sacramento Muni. Utils. Dist. Elec. Rev., Ser. 1997-K, (AMBAC Insured), 5.70%, due 7/1/17	2,918
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24 Pre-Refunded 8/1/18	1,609
400	San Diego Pub. Facs. Fin. Au. Lease Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/19	437
830	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.80%, due 9/1/15	833
820	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.90%, due 9/1/16	822
750	San Francisco City & Co. Arpts. Commission Int'l Ref. Rev., Ser. 2009-D2, 3.00%, due 5/1/21	826
1,000	San Francisco City & Co. Arpts. Commission Int'l Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/21	1,164
2,115	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (San Francisco Redev. Proj.), Ser. 2003-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 8/1/18	2,117
2,000	San Francisco City & Co. Unified Sch. Dist. Ref. Rev., Ser. 2012, 4.00%, due 6/15/25	2,221
780	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/22	783	ß
1,060	San Jose Redev. Agcy. Tax Allocation Ref. (Merged Area Redev. Proj.), Ser. 2006-D, (AMBAC Insured), 5.00%, due 8/1/21	1,152
1,000	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/22	1,155
1,070	San Juan Unified Sch. Dist. G.O., Ser. 2012-C, 4.00%, due 8/1/25	1,193
1,000	San Mateo Union High Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-A, 0.00%, due 9/1/25	685
1,000	San Rafael City High Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/18	959
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/21	1,648
310	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.25%, due 6/1/25	321
575	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/26	599
325	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/27	337
270	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 3.50%, due 6/1/28	275
1,000	Santa Monica-Malibu Unified Sch. Dist. Ref. G.O., Ser. 2013, 3.00%, due 8/1/27	1,026
1,000	Successor Agcy. to the Monrovia Redev. Agcy. Tax Allocation Rev. (Cent. Redev. Proj.), Ser. 2013, 5.00%, due 8/1/26	1,105
1,500	Sulphur Springs Union Sch. Dist. Cert. of Participation (Cap. Appreciation), Ser. 2010, (AGM Insured), 0.00%, due 12/1/37	1,799	c
1,250	Sunnyvale Sch. Dist. G.O. (Election 2004), Ser. 2005-A, (AGM Insured), 5.00%, due 9/1/21	1,285
2,000	Sweetwater Union High Sch. Dist. Pub. Fin. Au. Rev., Ser. 2013, (BAM Insured), 5.00%, due 9/1/25	2,404
2,000	Twin Rivers Unified Sch. Dist. Cert. of Participation (Sch. Fac. Bridge Funding Prog.), Ser. 2007, (AGM Insured), 3.20%, due 6/1/27 Putable 6/1/20	2,002	µ
2,000	Vernon Elec. Sys. Rev., Ser. 2009-A, 5.13%, due 8/1/21	2,247
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	3,329	i
1,500	Vista Unified Sch. Dist. G.O., Ser. 2012, 5.00%, due 8/1/21	1,839
3,500	William S.Hart Union High Sch. Dist. G.O. Cap. Appreciation (Election 2001), Ser. 2005-B, (AGM Insured), 0.00%, due 9/1/26	2,468
2,250	Wiseburn Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2011-B, (AGM Insured), 0.00%, due 8/1/36	1,624	j
		123,837
Florida (1.3%)
500	Collier Co. Ind. Dev. Au. Continuing Care Comm. Rev. (Arlington of Naples Proj.), Ser. 2014-B1, 6.88%, due 5/15/21	509	#ß
525	Lakeland Ed. Facs. Rev. (Florida So. College Proj.), Ser. 2012-A, 5.00%, due 9/1/24	600	ß
		1,109
Guam (3.2%)
1,110	Guam Gov't Hotel Occupancy Tax Rev., Ser. 2011-A, 5.25%, due 11/1/18	1,260
465	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16 Pre-Refunded 7/1/15	475
1,000	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2010, 5.25%, due 7/1/25	1,134
		2,869
Illinois (2.0%)
315	Bartlett Sr. Lien Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	327
500	Illinois Fin. Au. Rev. (Navistar Int'l Rec Zone Fac.), Ser. 2010, 6.50%, due 10/15/40	545	ß
750	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23	865
		1,737
Louisiana (0.6%)
500	Louisiana Pub. Facs. Au. Rev. (Southwest Louisiana Charter Academy Foundation Proj.), Ser. 2013-A, 7.63%, due 12/15/28	548	ß

Nevada (1.3%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	1,162

New Jersey (0.9%)
750	New Jersey St. Econ. Dev. Au. Rev. (Continental Airlines, Inc., Proj.), Ser. 1999, 5.13%, due 9/15/23	816	ß

North Carolina (0.9%)
750	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 4.25%, due 3/1/24	783	ß

Pennsylvania (2.5%)
2,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2, 0.00%, due 12/1/34	2,192	b

Puerto Rico (8.6%)
2,000	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/20	2,141
400	Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Int'l American Univ. Proj.), Ser. 2012, 5.00%, due 10/1/21	418	ß
1,000	Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/15	1,000	ß
3,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/17	3,009
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/21	1,003
		7,571
Tennessee (0.7%)
500	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2006-A, 5.25%, due 9/1/23	595

Texas (2.2%)
1,750	Love Field Arpt. Modernization Corp. Spec. Fac. Rev. (Southwest Airlines Co. Proj.), Ser. 2010, 5.25%, due 11/1/40	1,929	ß

Virgin Islands (0.3%)
250	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/24	293

	Total Investments (165.1%) (Cost $133,832)	145,441	##

	Cash, receivables and other assets, less liabilities (1.9%)	1,637

	Liquidation Value of Variable Rate Municipal Term Preferred Shares [(67.0%)]	(59,000)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$88,078

See Notes to Schedule of Investments

January 31, 2015 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”) and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (each individually a “Fund” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in municipal securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal securities and units include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (each Fund’s Board of Directors, a “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2015:

Asset Valuation Inputs

(000’s omitted)	Level 1	Level 2	Level 3§	Total
California
Investments:
Municipal Notes^	$—	$145,441	$—	$145,441
Total Investments	—	145,441	—	145,441
Intermediate
Investments:
Municipal Notes^	—	485,403	—	485,403
Tax Exempt Preferred^ Total Investments	— —	1,929 487,332	— —	1,929 487,332
New York
Investments:
Municipal Notes^	—	121,419	—	121,419
Liquidating Trust—Real Estate	—	—	1,734	1,734
Total Investments	—	121,419	1,734	123,153

^	The Schedule of Investments provides information on the state categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 1/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/15

(000’s omitted)
Investments in Securities New York

Units Liquidating Trust—Real Estate	$1,830	$—	$—	$(96)	$—	$—	$—	$—	$1,734	$(96)
Total	$1,830	$—	$—	$(96)	$—	$—	$—	$—	$1,734	$(96)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2015.

	Asset class	Fair value at 1/31/15	Valuation techniques	Unobservable input	Range per unit	Weighted average per unit	Impact to valuation from increase in input
New York	Units	$1,734,000	Income Approach	Appraised Value	$2,592 - $3,252	$2,922	Decrease

As of the period ended January 31, 2015, no securities were transferred from one level (as of October 31, 2014) to another.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

##	At January 31, 2015, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California	$133,832	$11,704	$95	$11,609
Intermediate	434,700	54,559	1,927	52,632
New York	116,277	8,959	2,083	6,876

ß	Security is guaranteed by the corporate or non-profit obligor.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2015, these securities amounted to approximately $3,675,000 or 4.2% of net assets applicable to common shareholders for California, approximately $15,984,000 or 5.1% of net assets applicable to common shareholders for Intermediate and approximately $2,472,000 or 3.3% of net assets applicable to common shareholders for New York.

µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2015, and at their final maturities.

b	Currently a zero coupon security; will convert to 6.00% on December 1, 2015.

c	Currently a zero coupon security; will convert to 6.50% on December 1, 2015.

d	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.

e	Currently a zero coupon security; will convert to 6.38% on August 1, 2016.

f	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.

g	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.

h	Currently a zero coupon security; will convert to 6.75% on August 1, 2015.

i	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.

j	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

*	Security did not produce income during the last twelve months.

^^	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

‡	Security had an event of default.

Ñ
These securities have been deemed by the investment manager to be illiquid. At January 31, 2015, these securities amounted to approximately $505,000 or 0.6% of net assets applicable to common shareholders for California and approximately $1,723,000 or 0.6% of net assets applicable to common shareholders for Intermediate.

#
These securities have been deemed by the investment manager to be illiquid, and are restricted securities subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

At January 31, 2015, these securities amounted to approximately $1,530,000 or 1.7% of net assets applicable to common shareholders for California, approximately $6,782,000 or 2.2% of net assets applicable to common shareholders for Intermediate and approximately $2,243,000 or 3.0% of net assets applicable to common shareholders for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of 1/31/15	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of 1/31/15
California	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.63%, due 7/1/44	9/18/2014	$982	1.2%	$1,021	1.1%
	Collier Co. Ind. Dev. Au. Continuing Care Comm. Rev. (Arlington of Naples Proj.), Ser. 2014-B1, 6.88%, due 5/15/21	12/16/2013	500	0.6%	509	0.6%
Intermediate	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.00%, due 7/1/24	9/18/2014	806	0.3%	831	0.3%
	California Muni. Fin. Au. Charter Sch. Lease Rev. (Sycamore Academy Proj.), Ser. 2014, 5.13%, due 7/1/29	9/18/2014	623	0.2%	644	0.2%
	Collier Co. Ind. Dev. Au. Continuing Care Comm. Rev. (Arlington of Naples Proj.), Ser. 2014-B1, 6.88%, due 5/15/21	12/16/2013	1,000	0.4%	1,017	0.3%
	Munimae TE Bond Subsidiary LLC, Unsecured Notes, 5.00%, due 4/30/28	1/31/2013	1,925	0.7%	1,929	0.6%
	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	1,100	0.4%	0	0.0%
	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	10/2/2006	3,000	1.0%	2,361	0.8%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of 1/31/15	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of 1/31/15
New York	Collier Co. Ind. Dev. Au. Continuing Care Comm. Rev. (Arlington of Naples Proj.), Ser. 2014-B1, 6.88%, due 5/15/21	12/16/2013	$500	0.7%	$509	0.7%
	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	660	0.9%	0	0.0%
	CMS Liquidating Trust	11/21/2012	3,105	4.0%	1,734	2.3%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman California Intermediate Municipal Fund Inc.
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: March 31, 2015
By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2015